OPERATING LEASES	12 Months Ended
Dec. 31, 2019
OPERATING LEASES
OPERATING LEASES

22 Operating leases

Accounting policy under IAS 17 Leases

IAS 17 was effective for periods prior to 1 January 2019. The application of IFRS 16 from 1 January 2019 is detailed in Note 1.

Leases are classified as finance leases when the terms of the lease transfer substantially all the risks and rewards of ownership to the Group. All other leases are classified as operating leases.

Payments under operating leases are expensed in the income statement on a straight-line basis over the term of the lease. Lease incentives received are recognised as an integral part of the total lease expense, over the term of the lease.

Future minimum lease payments under non-cancellable operating leases fall due as follows:

2018
$ million
Land and buildings:
Within one year	37
After one and within two years	30
After two and within three years	27
After three and within four years	22
After four and within five years	16
After five years	52
184
Other assets:
Within one year	17
After one and within two years	11
After two and within three years	4
After three and within four years	2
34